Segment Information - Summary of Segment Information and Consolidated Assets, Liabilities and Operating Results (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenues from external customers	₽ 299,113	₽ 276,009	₽ 253,141
Inter-segment revenues	0
Gross profit	₽ 138,757	₽ 129,687	₽ 101,807
Gross margin, %	46.40%	47.00%	40.20%
Depreciation and depletion	₽ (14,227)	₽ (13,714)	₽ (14,085)
Loss on write-off of non-current assets	(321)	(1,953)	(691)
Impairment of goodwill and non-current assets	(6,081)	(5,202)	(1,460)
Operating profit	57,167	42,690	24,252
Share of profit (loss) of associates, net	18	(17)
Finance income	633	1,176	183
Intersegment finance income	0
Finance cost	(47,610)	(54,240)	(60,452)
Intersegment finance cost	0
Profit (loss) after tax for the year from discontinued operations, net	0	(426)	822
Income tax (expense) benefit	(3,150)	(4,893)	(8,322)
Profit (loss) for the year	12,570	8,832	(114,628)
Segment assets	319,127	325,465	342,072
Segment liabilities	563,260	578,053	603,926
Investments in associates	283	265	284
Goodwill	18,331	18,355	21,378
Capital expenditures	(7,502)	(5,524)	(5,977)
Mining Segments [member]
Disclosure of operating segments [line items]
Revenues from external customers	100,129	89,647	80,632
Steel Segments [member]
Disclosure of operating segments [line items]
Revenues from external customers	172,760	161,639	146,032
Power Segments [member]
Disclosure of operating segments [line items]
Revenues from external customers	26,224	24,723	26,477
Operating Segments [member] | Mining Segments [member]
Disclosure of operating segments [line items]
Revenues from external customers	100,129	89,647	80,632
Inter-segment revenues	42,286	31,907	28,091
Gross profit	₽ 93,464	₽ 76,515	₽ 57,442
Gross margin, %	65.60%	62.90%	52.80%
Depreciation and depletion	₽ (7,979)	₽ (7,912)	₽ (9,106)
Loss on write-off of non-current assets	(135)	(863)	(199)
Impairment of goodwill and non-current assets	(3,800)	(1,336)
Operating profit	48,190	31,012	16,004
Share of profit (loss) of associates, net	18	(17)
Finance income	475	1,082	142
Intersegment finance income	1,335	1,401	887
Finance cost	(34,324)	(37,615)	(33,656)
Intersegment finance cost	(222)	(1,731)	(225)
Profit (loss) after tax for the year from discontinued operations, net			764
Income tax (expense) benefit	(2,023)	(5,019)	(5,630)
Profit (loss) for the year	18,596	2,309	(71,563)
Segment assets	208,585	210,028	217,393
Segment liabilities	368,283	375,938	375,153
Investments in associates	283	265	284
Goodwill	14,367	14,367	14,367
Capital expenditures	(5,852)	(3,958)	(4,971)
Operating Segments [member] | Steel Segments [member]
Disclosure of operating segments [line items]
Revenues from external customers	172,760	161,639	146,032
Inter-segment revenues	7,622	7,254	6,972
Gross profit	₽ 34,013	₽ 42,148	₽ 33,395
Gross margin, %	18.90%	25.00%	21.80%
Depreciation and depletion	₽ (5,800)	₽ (5,435)	₽ (4,651)
Loss on write-off of non-current assets	(145)	(1,089)	(492)
Impairment of goodwill and non-current assets	(2,281)	(3,866)	(16)
Operating profit	9,154	11,531	8,527
Share of profit (loss) of associates, net	0
Finance income	150	93	38
Intersegment finance income	567	2,141	307
Finance cost	(12,793)	(16,015)	(24,767)
Intersegment finance cost	(1,342)	(1,396)	(878)
Profit (loss) after tax for the year from discontinued operations, net		(406)	87
Income tax (expense) benefit	(800)	265	(2,795)
Profit (loss) for the year	(4,712)	7,455	(40,626)
Segment assets	100,128	104,550	113,985
Segment liabilities	185,074	191,058	216,771
Investments in associates	0
Goodwill	556	580	3,603
Capital expenditures	(1,329)	(1,206)	(520)
Operating Segments [member] | Power Segments [member]
Disclosure of operating segments [line items]
Revenues from external customers	26,224	24,723	26,477
Inter-segment revenues	16,338	15,903	14,990
Gross profit	₽ 12,724	₽ 11,578	₽ 11,288
Gross margin, %	29.90%	28.50%	27.20%
Depreciation and depletion	₽ (448)	₽ (367)	₽ (328)
Loss on write-off of non-current assets	(41)	(1)
Impairment of goodwill and non-current assets	0		(1,444)
Operating profit	1,267	701	39
Share of profit (loss) of associates, net	0
Finance income	8	1	3
Intersegment finance income	49	53	53
Finance cost	(493)	(610)	(2,029)
Intersegment finance cost	(387)	(468)	(144)
Profit (loss) after tax for the year from discontinued operations, net		(20)	(29)
Income tax (expense) benefit	(327)	(139)	103
Profit (loss) for the year	130	(378)	(2,121)
Segment assets	10,414	10,887	10,694
Segment liabilities	9,903	11,057	12,002
Investments in associates	0
Goodwill	3,408	3,408	3,408
Capital expenditures	(321)	(360)	(486)
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenues from external customers	0
Inter-segment revenues	(66,246)	(55,064)	(50,053)
Gross profit	₽ (1,444)	(554)	(318)
Gross margin, %	0.00%
Depreciation and depletion	₽ 0
Loss on write-off of non-current assets	0
Impairment of goodwill and non-current assets	0
Operating profit	(1,444)	(554)	(318)
Share of profit (loss) of associates, net	0
Finance income	0
Intersegment finance income	(1,951)	(3,595)	(1,247)
Finance cost	0
Intersegment finance cost	1,951	3,595	1,247
Income tax (expense) benefit	0
Profit (loss) for the year	(1,444)	₽ (554)	₽ (318)
Segment assets	0
Segment liabilities	0
Investments in associates	0
Goodwill	0
Capital expenditures	₽ 0